Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases Abstract
Measurement of operating lease liabilities	$ 3,910
Leases, description	The Company’s operating lease agreements have remaining lease terms ranging from 1 year to 11 years, including agreements with options to extend the leases for up to 5 years.